Financial instruments - Credit risk (Details) - Trade accounts receivable - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 904,887	$ 979,728
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	910,154	984,202
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	775,975	793,387
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,278	96,106
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,948	23,125
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,407	17,392
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,546	54,192
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,267)	$ (4,474)